Subsequent Events - (Details)	Feb. 11, 2022 shares	Dec. 31, 2021 shares
Inspirato LLC
Subsequent Events
Common Stock, Number Of Votes Per Share		1
Subsequent Event | Class A Common Stock
Subsequent Events
Number of share prior issued and outstanding units entitle to Inspirato stock	1
Subsequent Event | Inspirato LLC
Subsequent Events
Number of share prior issued and outstanding units entitle to Inspirato Warrant	0.5
Subsequent Event | Inspirato LLC | Inspirato LLC
Subsequent Events
Ownership (as a percent)	43.70%
Subsequent Event | Inspirato LLC | Class A Common Stock
Subsequent Events
Conversion ratio of Thayer Class A Common Stock to Inspirato Class A Common Stock	1
Conversion ratio of Thayer Warrants to to Inspirato Warrants	1
Subsequent Event | Inspirato LLC | Class A Common Stock | Inspirato LLC
Subsequent Events
Exchange ratio of outstanding units to stock	37.2275
Common Stock, Number Of Votes Per Share	1